Convertible Notes Payable and Accrued Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv Ltd [Abstract]
CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	September 30,	December 31,
	2015	2014
	Unaudited
Due to an Omagine director, interest at 10% per annum, due on demand, convertible into Common Stock at $2.50 per Common Share:
Principal	$150,000	$150,000
Accrued Interest	74,946	63,726

Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	49,305	43,696

Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	16,746	13,007
Total	$390,997	$370,429

NOTE 4 – CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST

Convertible notes payable and accrued interest thereon consist of:

	December 31,	December 31,
	2014	2013

Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	$150,000	$150,000
Accrued Interest	63,726	48,726
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	43,696	36,195
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	13,007	13,014
Total	$370,429	$347,935